SUPPLEMENTARY BALANCE SHEET INFORMATION (Details Textual) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Cash Equivalents, at Carrying Value	$ 6.8	$ 3.7
Weighted Average Annual Interest Rate On Bank Deposits	0.36%